Property and Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consisted of the following:

	September 30, 2024	December 31, 2023
Leasehold improvements	$73,211	$73,211
Laboratory and production equipment	14,093	14,093
Machinery, equipment and fixtures	7,781	7,781
Construction in progress	70	21
Property and equipment	95,155	95,106
Less: Accumulated depreciation and amortization	(31,947)	(27,278)
Property and equipment, net	$63,208	$67,828

Property and equipment, net consisted of the following:

	December 31,
	2023	2022
Leasehold improvements	$73,211	$70,113
Laboratory and production equipment	14,093	14,433
Machinery, equipment and fixtures	7,781	7,780
Construction in progress	21	3,660
Property and equipment	95,106	95,986
Less: Accumulated depreciation and amortization	(27,278)	(20,331)
Property and equipment, net	$67,828	$75,655